INCOME TAXES - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAXES
Current tax	¥ 1,053,979		¥ 1,355,651	¥ 1,179,089
Deferred tax	204,217		(769,615)	(713,106)
Income tax expense	¥ 1,258,196	$ 197,438	¥ 586,036	¥ 465,983